Short-term investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Short-term investments.
Wealth management products	¥ 41,947	¥ 29,873
Time deposits	13,000	45,624
Total	¥ 54,947	¥ 75,497